FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Climate Change Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Asset impairment charges, oil and gas, ceiling test	$ 0